6. PROPERTY, PLANT & EQUIPMENT: Schedule of Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Property, Plant and Equipment

	As of	As of
	December 31,	December 31,
	2025	2024
Property, Plant & Equipment:
Computers and equipment	$839,050	$103,746
Accumulated depreciation	(168,672)	(60,763)
Net computers and equipment	670,378	42,983
Furniture and fixtures	406,786	4,146
Accumulated depreciation	(30,870)	(69)
Net furniture and fixtures	375,916	4,077
Vehicles	4,206,086	202,927
Accumulated depreciation	(401,793)	(6,577)
Net vehicles	3,804,293	196,351
Leasehold improvements	200,032	59,410
Accumulated depreciation	(35,043)	(1,226)
Net leasehold improvements	164,989	58,184
Business equipment (Including drone equipment)	6,993,179	117,751
Accumulated depreciation	(316,311)	(2,651)
Net business equipment	6,676,868	115,100
Total Property Plant & Equipment (PPE), gross	12,645,133	487,981
Total Accumulated depreciation	(952,689)	(71,286)
Total Property Plant & Equipment (PPE), net	$11,692,444	$416,695